Financial Risk Management	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Financial Risk Management
36.	Financial Risk Management
(1) Financial risk management
The Group is exposed to credit risk, liquidity risk and market risk. Market risk is the risk related to the changes in market prices, such as foreign exchange rates and interest rates. The Group implements a risk management system to monitor and manage these specific risks.
The Group’s financial assets consist of cash and cash equivalents, financial instruments, investment securities, accounts receivable — trade and others, etc. Financial liabilities consist of accounts payable — other, borrowings, debentures, lease liabilities and others.

1)	Market risk
(i)    Currency risk
The Group incurs exchange position due to revenue and expenses from its global operations. Major foreign currencies where the currency risk occur are USD, EUR and JPY. The Group determines the currency risk management policy after considering the nature of business and the presence of methods that mitigate the currency risk for each Group entities. Currency risk occurs on forecasted transactions and recognized assets and liabilities which are denominated in a currency other than the functional currency of each Group entity. The Group manages currency risk arising from business transactions by using currency forwards, etc.
Monetary assets and liabilities denominated in foreign currencies as of December 31, 2020 are as follows:

(In millions of won, thousands of foreign currencies)
	Assets			Liabilities
	Foreign currencies	Won equivalent		Foreign currencies	Won equivalent
USD	84,581	￦	92,025	1,541,544	￦	1,677,200
EUR	10,903		14,591	2,519		3,370
JPY	672,311		7,088	22,778		240
Others	—		2,702	—		606

		￦	116,406		￦	1,681,416

In addition, the Group has entered into cross currency swaps to hedge against currency risk related to foreign currency borrowings and debentures. (See note 22)
As of December 31, 2020, a hypothetical change in exchange rates by 10% would have increased (reduced) the Group’s income before income tax as follows:

(In millions of won)
	If increased by 10%		If decreased by 10%
USD	￦	5,507	(5,507)
EUR		1,122	(1,122)
JPY		685	(685)
Others		210	(210)

	￦	7,524	(7,524)

(ii)    Interest rate risk
The interest rate risk of the Group arises from borrowings, debenture and long-term payables — other. Since the Group’s interest bearing assets are mostly fixed-interest bearing assets, the Group’s revenue and operating cash flows from the interest-bearing assets are not influenced by the changes in market interest rates.

The Group performs various analysis to reduce interest rate risk and to optimize its financing. To minimize risks arising from changes in interest rates, the Group takes various measures such as refinancing, renewal, alternative financing and hedging.
As of December 31, 2020, the floating-rate borrowings and bonds of the Group are ￦121,750 million and ￦326,400 million, respectively, and the Group has entered into interest rate swap agreements, as described in note 22, for the most of all floating-rate borrowings and debentures to hedge interest rate risk. If the interest rate increases (decreases) 1% with all other variables held constant, income before income taxes would change by ￦470 million in relation to interest expenses on floating-rate borrowings that are exposed to interest rate risk, which would also change the year-end
balance of shareholder’s equity by the same amount.
As of December 31, 2020, the floating-rate long-term payables – other are ￦1,626,040 million. If the interest rate increases (decreases) 1% with all other variables held constant, income before income taxes for the year ended December 31, 2020 would change by ￦16,260 million in relation to floating-rate long-term payables – other that are exposed to interest rate risk.
A fundamental reform of major interest rate benchmarks is being undertaken globally, including the replacement of some interbank offered rates (“IBOR”s) with alternative nearly risk-free
rates (referred to as “IBOR reform”). The Group has exposures to IBORs on its financial instruments that will be replaced or reformed as part of these market-wide
initiatives. There is uncertainty over the timing and the methods of transition in some jurisdictions that the Group operates in. The Group anticipates that IBOR reform will impact its risk management and hedge accounting.
Derivatives
The Group holds interest rate swaps for risk management purposes which are designated in cash flow hedging relationships. The interest rate swaps have floating legs that are indexed to LIBOR. The Group’s derivative instruments are governed by contracts based on the International Swaps and Derivatives Association (“ISDA”)’s master agreements.
ISDA is currently reviewing its standardized contracts in the light of IBOR reform and plans to amend certain floating-rate options in the 2006 ISDA definitions to include fallback clauses that would apply on the permanent discontinuation of certain key IBORs. ISDA is expected to publish an IBOR fallback supplement to amend the 2006 ISDA definitions and an IBOR fallback protocol to facilitate multilateral amendments to include the amended floating-rate options in derivative transactions that were entered into before the date of the supplement. The Group currently plans to adhere to the protocol if and when it is finalized and to monitor whether its counterparties will also adhere. If this plan changes or there are counterparties who will not adhere to the protocol, the Group will negotiate with them bilaterally about including new fallback clauses.
Hedge accounting
The Group has evaluated the extent to which its cash flow hedging relationships are subject to uncertainty driven by IBOR reform as of December 31, 2020. The Group’s hedged items and hedging instruments continue to be indexed to LIBOR. These benchmark rates are quoted each day and the IBOR cash flows are exchanged with counterparties as usual.
However, the Group’s LIBOR cash flow hedging relationships extend beyond the anticipated cessation date for LIBOR. The Group expects that LIBOR will be discontinued after the end of 2021. As of December 31, 2020, the Group has not determined the alternative interest rate benchmark to LIBOR and there is uncertainty about when and how replacement may occur with respect to the relevant hedged items and hedging instruments. Such uncertainty may impact the hedging relationship. The Group applies the amendments to IFRS 9,
Financial Instruments
issued in 2020 to those hedging relationships directly affected by IBOR reform.

Hedging relationships impacted by IBOR reform may experience ineffectiveness attributable to market participants’ expectations of when the shift from the existing IBOR benchmark rate to an alternative benchmark interest rate will occur. This transition may occur at different times for the hedged item and hedging instrument, which may lead to hedge ineffectiveness. The Group has measured its hedging instruments indexed to LIBOR using available quoted market rates for
LIBOR-based
instruments of the same tenor and similar maturity and has measured the cumulative change in the present value of hedged cash flows attributable to changes in LIBOR on a similar basis.

2)	Credit risk
The maximum credit exposure as of December 31, 2020 and 2019 are as follows:

(In millions of won)
	December 31, 2020		December 31, 2019
Cash and cash equivalents	￦	1,369,423	1,270,572
Financial instruments		1,427,845	831,637
Investment securities		4,154	13,548
Accounts receivable — trade		2,214,353	2,247,895
Contract assets		148,281	191,858
Loans and other receivables		1,738,003	1,668,557
Derivative financial assets		164,695	150,960

	￦	7,066,754	6,375,027

Credit risk is the risk of financial loss to the Group if a customer or counterparty to a financial instrument fails to meet its contractual obligations. To manage credit risk, the Group evaluates the credit worthiness of each customer or counterparty considering the party’s financial information, its own trading records and other factors. Based on such information, the Group establishes credit limits for each customer or counterparty.
(i) Accounts receivable — trade and contract assets
The Group establishes a loss allowance in respect of accounts receivable – trade and contract assets. The main components of this allowance are a specific loss component that relates to individually significant exposures and a collective loss component established for groups of similar assets in respect of losses that are expected to occur. The collective loss allowance is determined based on historical data of collection statistics for similar financial assets. Details of changes in loss allowance during the year ended December 31, 2020 are included in note 7.
(ii) Debt investments
The credit risk arises from debt investments included in ￦1,427,845 million of financial instruments, ￦4,154 million of investment securities and ￦1,738,003 million of loans and other receivables. To limit the exposure to this risk, the Group transacts only with financial institutions with credit ratings that are considered to be low credit risk.
Most of the Group’s debt investments are considered to have a low risk of default and the borrower has a strong capacity to meet its contractual cash flow obligations in the near term. Thus the Group measured the loss allowance for the debt investments at an amount equal to
12-month
expected credit losses.
Meanwhile, the Group monitors changes in credit risk at each reporting date. The Group recognized the loss allowance at an amount equal to lifetime expected credit losses when the credit risk on the debt investments is assumed to have increased significantly if it is more than 30 days past due.

The Group’s maximum exposure to credit risk is equal to each financial asset’s carrying amount. The gross carrying amounts of each financial asset except for the accounts receivable – trade and derivative financial assets as of December 31, 2020 are as follows.

(In millions of won)
	Financial assets at FVTPL		Financial assets at FVOCI	At amortized cost
				12-month ECL	Lifetime ECL — not credit impaired	Lifetime ECL — credit impaired
Gross amount	￦	520,249	1,080	2,517,685	105,878	125,674
Loss allowance		—	—	(3,751)	(7,995)	(88,819)

Carrying amount	￦	520,249	1,080	2,513,934	97,883	36,855

Changes in the loss allowance for the debt investments during the year ended December 31, 2020 are as follows:

(In millions of won)
	12-month ECL		Lifetime ECL — not credit impaired	Lifetime ECL — credit impaired	Total
December 31, 2019	￦	4,241	8,704	83,953	96,898
Remeasurement of loss allowance, net		834	2,321	7,404	10,559
Transfer to lifetime ECL — not credit impaired		(334)	334	—	—
Transfer to lifetime ECL — credit impaired		(990)	(2,357)	3,347	—
Amounts written off		—	—	(12,208)	(12,208)
Recovery of amounts written off		—	—	6,323	6,323
Others		—	(1,007)	—	(1,007)

December 31, 2020	￦	3,751	7,995	88,819	100,565

(iii) Cash and cash equivalents
The Group has ￦1,369,423 million as of December 31, 2020 (￦1,270,572 million as of December 31, 2019) cash and cash equivalents with banks and financial institutions above specific credit ratings.
Impairment on cash and cash equivalents has been measured on a
12-month
expected loss basis and reflects the short maturities of the exposures. The Group considered that its cash and cash equivalents have low credit risk based on the credit ratings of the counterparties assigned by external credit rating agencies.

3)	Liquidity risk
The Group’s approach to managing liquidity is to ensure that it will always maintain sufficient cash and cash equivalents balances and have enough liquidity through various committed credit lines. The Group maintains enough liquidity within credit lines through active operating activities.

Contractual maturities of financial liabilities as of December 31, 2020 are as follows:

(In millions of won)
	Carrying amount		Contractual cash flows	Less than 1 year	1 - 5 years	More than 5 years
Accounts payable — trade	￦	372,909	372,909	372,909	—	—
Borrowings(*)		2,138,923	2,467,988	225,657	2,242,331	—
Debentures(*)		8,579,743	9,749,762	1,106,505	5,680,403	2,962,854
Lease liabilities		1,436,777	1,537,279	365,925	826,331	345,023
Accounts payable — other and others(*)		6,051,550	6,145,185	4,920,324	849,013	375,848

	￦	18,579,902	20,273,123	6,991,320	9,598,078	3,683,725

(*)	Includes interest payables.
The Group does not expect that the cash flows included in the maturity analysis could occur significantly earlier or at different amounts.
As of December 31, 2020, periods in which cash flows from cash flow hedge derivatives are expected to occur are as follows:

(In millions of won)
	Carrying amount		Contractual cash flows	Less than 1 year	1 - 5 years	More than 5 years
Assets	￦	65,136	65,637	20,211	52,651	(7,225)
Liabilities		(42,061)	(43,076)	(1,740)	(41,336)	—

	￦	23,075	22,561	18,471	11,315	(7,225)

(2)	Capital management
The Group manages its capital to ensure that it will be able to continue as a business while maximizing the return to shareholders through the optimization of its debt and equity structure. The overall strategy of the Group is the same as that of the Group as of and for the year ended December 31, 2019.
The Group monitors its debt-equity ratio as a capital management indicator. This ratio is calculated as total liabilities divided by total equity; both are from the financial statements.
Debt-equity ratio as of December 31, 2020 and 2019 are as follows:

(In millions of won)
	December 31, 2020		December 31, 2019
Total liabilities	￦	23,510,714	22,385,434
Total equity		24,396,243	22,816,934

Debt-equity ratios		96.37%	98.11%

(3)	Fair value

1)	Fair value and carrying amount of financial assets and liabilities including fair value hierarchy as of December 31, 2020 are as follows:

(In millions of won)
	December 31, 2020
	Carrying amount		Level 1	Level 2	Level 3	Total
Financial assets that are measured at fair value:
FVTPL	￦	960,522	60,473	629,732	270,317	960,522
Derivatives hedging instruments		65,136	—	65,136	—	65,136
FVOCI		1,455,441	885,452	—	569,989	1,455,441

	￦	2,481,099	945,925	694,868	840,306	2,481,099

Financial liabilities that are measured at fair value:
FVTPL	￦	333,099	—	—	333,099	333,099
Derivatives hedging instruments		42,061	—	42,061	—	42,061

	￦	375,160	—	42,061	333,099	375,160

Financial liabilities that are not measured at fair value:
Borrowings	￦	2,138,923	—	2,282,316	—	2,282,316
Debentures		8,579,743	—	9,085,324	—	9,085,324
Long-term payables — other		1,566,954	—	1,582,805	—	1,582,805

	￦	12,285,620	—	12,950,445	—	12,950,445

2)	Fair value and carrying amount of financial assets and liabilities including fair value hierarchy as of December 31, 2019 are as follows:

(In millions of won)
	December 31, 2019
	Carrying amount		Level 1	Level 2	Level 3	Total
Financial assets that are measured at fair value:
FVTPL	￦	847,281	—	668,891	178,390	847,281
Derivatives hedging instruments		144,886	—	144,886	—	144,886
FVOCI		714,899	407,651	—	307,248	714,899

	￦	1,707,066	407,651	813,777	485,638	1,707,066

Financial liabilities that are measured at fair value:
Derivatives hedging instruments	￦	1,043	—	1,043	—	1,043

Financial liabilities that are not measured at fair value:
Borrowings	￦	2,043,140	—	2,191,037	—	2,191,037
Debentures		8,220,833	—	8,714,408	—	8,714,408
Long-term payables — other		1,974,006	—	2,008,493	—	2,008,493

	￦	12,237,979	—	12,913,938	—	12,913,938

The above information does not include fair values of financial assets and liabilities of which fair values have not been measured as carrying amounts are reasonable approximation of fair values.
Fair value of the financial instruments that are traded in an active market (financial assets at FVOCI) is measured based on the bid price at the end of the reporting date.
The Group uses various valuation methods for determination of fair value of financial instruments that are not traded in an active market. Derivative financial contracts and long-term liabilities are measured using the discounted present value methods. Other financial assets are determined using the methods such as discounted cash flow and market approach. Inputs used to such valuation methods include swap rate, interest rate, and risk premium, and the Group performs valuation using the inputs which are consistent with natures of assets and liabilities measured.
Interest rates used by the Group for the fair value measurement as of December 31, 2020 are as follows:

Interest rate
Derivative instruments	0.14% ~ 3.90%
Borrowings and debentures	0.99% ~ 2.21%
Long-term payables — other	0.90% ~ 1.72%

3)	There have been no transfers between Level 2 and Level 1 for year ended December 31, 2020. The changes of financial assets classified as Level 3 for the year ended December 31, 2020 are as follows:

(In millions of won)
	Balance at January 1, 2020		Gain(loss) for the year	OCI	Acquisition	Disposal	Transfer	Business combination	Balance at December 31, 2020
Financial assets
FVTPL	￦	178,390	103,327	(8,266)	60,576	(39,570)	(24,156)	16	270,317
FVOCI		307,248	(98)	230,526	37,381	(5,154)	(6,137)	6,223	569,989

	￦	485,638	103,229	222,260	97,957	(44,724)	(30,293)	6,239	840,306

Financial liabilities
	￦	—	(12,115)	—	—	—	—	(320,984)	(333,099)

(4)	Enforceable master netting agreement or similar agreement
Carrying amount of financial instruments recognized of which offset agreements are applicable as of December 31, 2020 and 2019 are as follows:

(In millions of won)
	December 31, 2020
	Gross financial instruments recognized		Amount offset	Net financial instruments presented on the statements of financial position	Relevant financial instruments not offset	Net amount
Financial assets:
Derivative instruments(*)	￦	8,015	—	8,015	(453)	7,562
Accounts receivable — trade and others		317,332	(203,403)	113,929	—	113,929

	￦	325,347	(203,403)	121,944	(453)	121,491

Financial liabilities:
Derivative instruments(*)	￦	453	—	453	(453)	—
Accounts payable — other and others		301,996	(203,403)	98,593	—	98,593

	￦	302,449	(203,403)	99,046	(453)	98,593

(*)	The balance represents the net amount under the standard terms and conditions of International Swaps and Derivatives Association.

(In millions of won)
	December 31, 2019
	Gross financial instruments recognized		Amount offset	Net financial instruments presented on the statements of financial position
Financial assets:
Accounts receivable — trade and others	￦	102,241	(100,895)	1,346
Financial liabilities:
Accounts payable — other and others	￦	100,895	(100,895)	—